Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share [Abstract]
Average common shares outstanding (in shares)	126.5	125.7
Effect of dilutive securities - share-based compensation (in shares)	0.0	1.7
Average shares for diluted computations (in shares)	126.5	127.4
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (112.3)	$ 10.3
Other Preferred Stock Dividends and Adjustments	0.0	(0.9)
Income (Loss) From Continuing Operations Available To Shareholders	$ (112.3)	$ 9.4
Potentially dilutive shares (in shares)	6.1	2.9
Share Options and Appreciation Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	1.5	1.5
Novested Restricted Shares and Restricted Share Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	4.6	1.4